Management and assessment of financial risks (Tables)	12 Months Ended
Dec. 31, 2021
Management and assessment of financial risks
Schedule of future events could cause actual payments

	Year ended				Thereafter
	December 31, 2021	2022	2023 / 2024	2025 / 2026	More than 5
Amounts in thousands of euros)	Total	Less than 1 year	1-3 years	3-5 years	years
Non-convertible bonds issued to Kreos (a)	5,548	2,282	3,015	251	—
Conditional advances	1,354	379	620	195	160
Lease liability	446	221	226	—	—
Licence agreements (d)	180	15	110	55	(d)

Convertible notes issued to Kreos(b)	2,945	214	428	2,303	—
Convertible notes ATLAS (c)	5,600	5,600	—	—	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	3,450	3,450	—	—	—
Derivative instruments	1,704	788	916	—	—
Total	21,001	12,799	5,238	2,804	160